Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and contingencies [Table Text Block]

Year	Amount in thousands of U.S. dollars
2013	$14,370
2014	3,628
2015	3,754
2016	1,926

Total	$23,678